Retirement Benefits Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Retirement Benefits Obligation [Abstract]
Expense in respect of defined contribution plans	$ 177	$ 205	$ 234